Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 34,381	$ 277,444	$ 308,738
Accounts receivable	65,115
Prepaid expenses	145,597	108,900	13,406
Total current assets	245,093	386,344	322,144
Equipment, net	4,934	5,092	2,860
Leased assets, net	4,758,110	5,115,117	2,033,482
Deferred offering costs	66,500	66,500
TOTAL ASSETS	5,074,637	5,573,053	2,358,486
Current Liabilities:
Accounts payable (including $387,978 and 334,471, respectively to related party)	504,801	719,386	100,000
Accrued expenses	538,409	494,066	31,453
Notes payables, current (net of discount of $52,414, $72,211 and $48,600 )	3,180,673	2,617,970	254,511
Finance lease obligations, current	1,662,476	1,562,651	555,090
Total current liabilities	5,886,359	5,394,073	941,054
Notes payable, net of current portion (net of discount of $54,190)			552,588
Finance lease obligations, net of current portion	1,559,309	2,227,496	1,038,201
TOTAL LIABILITIES	7,445,668	7,621,569	2,531,843
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Preferred stock, $0.000001 par value; 10,000,000 shares authorized; nil shares issued and outstanding
Common stock, $0.000001 par value; 90,000,000 shares authorized; 26,802,976, 26,718,676 and 25,770,551 shares issued and outstanding	27	27	26
Additional paid-in capital	19,867,551	19,193,151	7,879,189
Accumulated deficit	(22,238,609)	(21,241,694)	(8,052,572)
Total stockholders' deficit	(2,371,031)	(2,048,516)	(173,357)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 5,074,637	$ 5,573,053	$ 2,358,486